Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Debt	The maturities of notes payable as of June 30, 2023, are as follows:
Principal Amount
$’000
2023	3,727
2024	105
2025	580
2026	—
Thereafter	—
4,412
The maturities of notes payable as of December 31, 2022, are as follows:
Principal
Repayments due as of	Amount
12/31/2023	$222,356
12/31/2024	137,159
12/31/2025	79,315
12/31/2026	542,348
$981,178